Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current			$ 0	$ 391,198
Deferred			(96,461)	(265,998)
Change in valuation allowance			96,461	265,998
Income tax provisions	$ 343,328	$ 0	$ 0	$ 391,198